Inventories, Net (Tables)	12 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventories
	As of March 31,
	2021	2022
	$	$

Raw materials	1,574	1,578
Work in progress	263	417
Finished goods	401	355

	2,238	2,350